Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	HST
Entity Registrant Name	HOST HOTELS & RESORTS, INC.
Entity Central Index Key	0001070750